Leases (Details) - Schedule of Maturities of lease liabilities $ in Thousands	Jun. 30, 2020 USD ($)
Schedule of Maturities of lease liabilities [Abstract]
The remainder of 2020	$ 5,464
2021	8,280
2022	8,268
2023	7,503
2024	6,688
2025 and thereafter	29,015
Total undiscounted cash flows	65,218
Less imputed interest	11,826
Present value of lease liabilities	$ 53,392